Document Document	Nov. 12, 2026	May 28, 2026	May 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	US FOODS HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37786
Entity Tax Identification Number	26-0347906
Entity Address, Address Line One	9399 W. Higgins Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code		847
Local Phone Number		720-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security			Common Stock, par value $0.01 per share
Trading Symbol			USFD
Security Exchange Name			NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001665918
Amendment Flag	false